UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800) 238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

DIVIDEND GROWTH FUND (ARDGX)

FOCUS FUND (AFOCX)

MULTICAP FUND (ALSMX)

SEMI-ANNUAL REPORT

February 28, 2022

(Unaudited)

ARCHER BALANCED FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment type.  The underlying securities represent a percentage of the portfolio of investments.

Corporate Bonds 18.83%
Exchange Traded Funds 2.79%
Municipal Bonds 5.30%
Real Estate Investment Trusts 4.13%
Preferred Securities 1.23%
Structured Notes 0.38%
Money Market Fund 2.49%
Common Stocks 64.85%

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 1

ARCHER INCOME FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type.  The underlying securities represent a percentage of the portfolio of investments.

Municipal Bonds
24.09%
Exchange Traded Funds
0.37%
Preferred Securities
5.14%
Structured Notes
3.05%
Money Market Fund
3.53%
Corporate Bonds
63.82%

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 2

ARCHER STOCK FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Utilities
3.21%
Basic Materials
1.99%
Communication Services
8.25%
Technology
20.55%
Consumer Cyclical
11.44%
Consumer Defensive
4.00%
Real Estate Investment Trust
1.67%
Money Market Fund
2.22%
Energy
2.73%
Industrials
7.68%
Financial Services
11.67%
Healthcare
24.59%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 3

ARCHER DIVIDEND GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Technology
11.83%
Utilities
15.19%
Basic Materials
1.50%
Communication Services
3.21%
Consumer Cyclical
2.21%
Consumer Defensive
8.07%
Energy
7.04%
Financial Services
9.47%
Healthcare
19.75%
Industrials
7.33%
Money Market Fund
3.44%
Real Estate Investment
Trusts
10.96%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 4

ARCHER FOCUS FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Utilities
7.53%
Basic Materials
7.28%
Technology
9.04%
Communication Services
9.05%
Real Estate Investment Trusts
7.19%
Consumer Cyclical
9.38%
Real Estate
2.27%
Money Market Fund
4.00%
Consumer Defensive
7.33%
Industrials
7.65%
Energy
7.73%
Healthcare
9.47%
Financial Services
12.08%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 5

ARCHER MULTI CAP FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Healthcare
12.32%
Industrials
12.10%
Money Market Fund
2.97%
Real Estate 1.07%
Real Estate Investment
Trusts 5.61%
Technology
22.03%
Utilities
2.01%
Basic Materials
6.36%
Communication Services
5.55%
Consumer Cyclical
9.31%
Consumer Defensive
0.90%
Energy
8.82%
Financial Services
10.95%

Sectors are categorized using Morningstar® classifications.

The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

Semi-Annual Report | 6

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 64.67%

Air Courier Services - 2.00%
4,400	FedEx Corp.	$ 977,988

Aircraft Engines & Engine Parts - 1.94%
5,000	Honeywell International, Inc.	948,750

Food & Kindred Products - 1.34%
4,000	PepsiCo, Inc.	654,960

Commercial Banks - 2.06%
12,500	Toronto Dominion Bank (Canada)	1,008,625

Electric Services - 2.43%
15,200	NextEra Energy, Inc.	1,189,704

Electrical Work - 2.45%
11,000	Quanta Services, Inc.	1,198,340

Electromedical & Electrotherapeutic Apparatus - 1.39%
6,500	Medtronic PLC. (Ireland)	682,435

Electronic Computers - 2.88%
6,700	Apple, Inc.	1,106,304
6,000	Dell Technologies, Inc. Class C *	305,760
		1,412,064
Food & Kindred Products - 1.30%
4,900	Nestle S.A. ADR *	637,147

Guided Missiles & Space Vehicles & Parts - 2.48%
2,800	Lockheed Martin Corp.	1,214,640

National Commercial Banks - 4.16%
15,000	Citigroup, Inc.	888,450
8,100	JPMorgan Chase & Co.	1,148,580
		2,037,030
Petroleum Refining - 2.44%
8,300	Chevron Corp.	1,195,200

Pharmaceutical Preparations - 7.81%
8,550	Bristol Myers Squibb Co.	587,129
1,800	Eli Lilly & Co.	449,910
5,000	Johnson & Johnson	822,850
11,950	Merck & Co., Inc.	915,131
22,300	Pfizer, Inc.	1,046,762
		3,821,782
Railroads, Line-Haul Operating - 2.31%
4,600	Union Pacific Corp.	1,131,370

Retail - Drug Stores and Proprietary Stores - 2.88%
13,594	CVS Health Corp.	1,409,018

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

Retail - Lumber & Other Building Material Dealers - 1.87%
2,900	Home Depot, Inc.	$ 915,907

Retail - Variety Stores - 2.21%
8,000	WalMart, Inc.	1,081,280

Rubber & Plastics Footwear - 1.67%
6,000	Nike, Inc. Class B	819,300

Semiconductors & Related Devices - 4.45%
1,800	Broadcom, Inc.	1,057,392
13,200	Intel Corp.	629,640
2,900	Texas Instruments, Inc.	492,971
		2,180,003
Services - Business Services - 4.52%
3,000	Accenture PLC. Class A (Ireland)	948,060
3,500	MasterCard, Inc. Class A	1,262,870
		2,210,930
Services - Computer Programming, Data Processing, Etc. - 4.79%
535	Alphabet, Inc. Class A *	1,445,110
4,275	Meta Platforms, Inc. Class A *	902,153
		2,347,263
Services - Medical Laboratories - 1.19%
2,150	Laboratory Corp. of America Holdings *	583,209

Services - Miscellaneous Amusement & Recreation - 1.21%
4,000	Walt Disney Co. *	593,840

Services - Prepackaged Software - 2.89%
3,700	Microsoft Corp.	1,105,523
2,643	VMWare, Inc. Class A	310,077
		1,415,600

TOTAL FOR COMMON STOCKS (Cost $17,441,345) - 64.67%		31,666,385

CORPORATE BONDS - 18.77% (c)

Accident & Health Insurance - 0.26%
125,000	Unum Group, 4.000%, due 3/15/24	129,521

Agricultural Chemicals - 0.41%
200,000	Mosaic Co., 3.250%, due 11/15/22	202,506

Air Transportation, Scheduled - 0.72%
81,621	American Airlines 2013-2 Class A Pass Through Trust, 4.950%, due 1/15/23	81,808
250,000	Southwest Airlines Co., 5.250%, due 5/04/25	269,731
		351,539
Aircraft - 0.51%
250,000	Boeing Co., 2.600%, due 10/30/25	247,745

Beverages - 0.31%
150,000	Keurig Dr. Pepper, Inc., 3.130%, due 12/15/23	152,777

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

Commercial Banks - 0.19%
100,000	Royal Bank of Canada, 1.200%, due 4/27/26 (Canada)	$ 95,053

Crude Petroleum & Natural Gas - 0.14%
67,000	Murphy Oil Corp., 6.875%, due 8/15/24	67,754

Electric Services - 0.21%
100,000	Southern California Edison Co. Series E, 3.700%, 8/01/25	103,843

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.50%
300,000	General Electric Co. Series A, 4.000%, to 6/15/22 (a) (b)	245,250

Healthcare Providers & Services - 0.21%
100,000	CommonSpirit Health, 2.950%, due 11/01/22	101,087

Investment Advice - 0.42%
200,000	Affiliated Managers Group, Inc., 3.500%, due 8/01/25	207,075

Miscellaneous Business Credit Institution - 0.10%
50,000	Ford Motor Credit Co. LLC., 3.810%, due 1/09/24	50,571

National Commercial Banks - 3.91%
300,000	Banc of California, Inc., 5.250%, due 4/15/25	307,277
100,000	Bank of America Corp. Series L, 3.950%, due 4/21/25	104,287
200,000	Citigroup, Inc. Series B, 5.900%, to 2/15/23 (a) (b)	203,250
150,000	Huntington Bancshares, Inc. Series E, 5.70%, to 4/15/23 (a) (b)	147,450
150,000	Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	149,250
150,000	JPMorgan Chase & Co. Series B, 0.81657%, due 2/01/27 (3-month US Libor + 0.50%) FRN	145,697
150,000	JPMorgan Chase & Co. Series V, 3.53438%, to 7/01/22 (3-month US Libor + 3.32%) (b)	148,688
200,000	Mellon Capital IV, 4.000%, to 11/08/21 (3-month US Libor + 0.565%) (b) **	177,586
100,000	Old National Bancorp, 4.125%, due 8/15/24	103,899
150,000	Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	147,750
300,000	US Bancorp, 3.700%, to 1/15/27 (a) (b)	279,000
		1,914,134
Operative Builders - 0.76%
150,000	Lennar Corp., 4.750%, due 11/29/27	163,259
200,000	Lennar Corp., 4.875%, due 12/15/23	208,695
		371,954
Other Real Estate Investment Trust - 0.31%
6,000	Ready Capital Corp., 5.750%, due 2/15/26	150,900

Personal Credit Institutions - 1.02%
250,000	Discover Financial Services Series D, 6.125%, to 6/23/25 (a) (b)	261,250
250,000	OneMain Finance Corp., 3.500%, due 1/15/27	236,500
		497,750
Pharmaceutical Preparations - 0.83%
250,000	AbbVie, Inc., 2.900%, due 11/06/22	252,473
100,000	AbbVie, Inc., 3.200%, due 5/14/26	102,629
50,000	Mylan, Inc., 4.200%, due 11/29/23	51,474
		406,576

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

Property & Casualty Insurance - 0.44%
200,000	Finial Holdings, Inc., 7.125%, due 10/15/23 (Switzerland)	$ 215,450

Rubber & Plastics Footwear - 0.41%
200,000	Nike, Inc., 2.250%, due 5/01/23	201,690

Security Brokers, Dealers & Flotation Companies - 2.05%
400,000	Capital Southwest Corp., 3.375%, due 10/01/26	400,580
400,000	Goldman Sachs Group, Inc., Series MTN, 1.000%, due 11/15/23	391,268
200,000	The Charles Schwab Corp. Series G, 5.375%, to 6/01/25 (a) (b)	210,550
		1,002,398
Services - Advertising Agencies - 0.43%
200,000	Omnicom Group, Inc., 3.600%, due 4/15/26	208,684

Services - Business Services - 0.35%
170,000	EBay, Inc., 2.600%, due 7/15/22	170,403

Services - Equipment Rental & Leasing - 0.93%
200,000	Air Lease Corp., 3.625%, 12/01/27	202,577
250,000	United Rentals, Inc., 3.875%, 11/15/27	254,329
		456,906
Services - Personal Services - 0.46%
225,000	Block Financial LLC, 5.500%, due 11/01/22	226,628

Services - Prepackaged Software - 0.67%
75,000	NortonLifelock, Inc., 3.950%, due 6/15/22	74,438
100,000	Oracle Corp., 1.650%, due 3/25/26	95,878
150,000	VMWare, Inc., 3.900%, due 8/21/27	156,828
		327,144
State Commercial Banks - 2.22%
250,000	Ally Financial, Inc. Series B, 4.700, to 5/15/26 (a) (b)	238,469
100,000	Citizens Financial Group, Inc., 4.350%, due 8/01/25	104,422
250,000	Eagle Bancorp, Inc., 5.750%, due 9/01/24	265,088
200,000	Fifth Third Bancorp Series L, 4.500%, to 9/30/25 (a) (b)	200,500
100,000	Home Bancshares, Inc., 5.625%, to 4/15/22 (a) (maturity date: 4/15/27)	100,208
200,000	SVB Financial Group, 4.100%, to 2/15/31 (a) (b)	179,894
		1,088,581

TOTAL FOR CORPORATE BONDS (Cost $9,454,875) - 18.77%		9,193,919

EXCHANGE TRADED FUNDS - 2.79%
12,000	Invesco Variable Rate Preferred ETF	296,040
1,136	iShares iBoxx $ High Yield Corporate Bond ETF	95,049
12,900	iShares US Preferred Stock ETF	469,560
10,000	JPMorgan Ultra-Short Income ETF	503,650
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,406,078) - 2.79%		1,364,299

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

MUNICIPAL BONDS - 5.28% (c)

California - 0.09%
5,000	California St. University Revenue Bond Series B, 2.785%, due 11/01/22	$ 5,060
20,000	Porterville Unified School District, 7.250%, due 7/01/27	20,080
20,000	San Bernardino County Redevelopment Agency, 3.625%, due 9/01/24	20,778
		45,918
Georgia - 0.22%
99,000	Georgia Loc. Govt., 4.750%, due 6/01/28	108,058

Indiana - 0.73%
135,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150% due 7/15/27	135,479
190,000	Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 8/01/28	196,112
25,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, due 1/15/24	25,077
		356,668
Kentucky - 0.11%
55,000	Louisville/Jefferson County Metro Government, 3.000%, due 5/01/23	55,234

Maryland - 0.65%
200,000	Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/25	226,912
90,000	Maryland St. Econ Dev Corp Pkg Facs Revenue Taxable Senior Baltimore City Proj Series B, 3.950%, due 6/01/23	90,293
		317,205
Michigan - 0.58%
25,000	City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 8/01/26	28,582
250,000	Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	256,303
		284,885
New York - 0.83%
200,000	City of New York, NY Txbl-Subser A-2, 1.980%, due 8/01/23	201,430
200,000	Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 8/01/23	202,126
		403,556
Ohio - 0.59%
250,000	New Albany, Floyd County Industry School First Mortgage, 5.000%, due 1/15/27	289,673

Pennsylvania - 0.89%
250,000	East Norriton Plymouth Whipain Joint Sewer Authority, 1.832%, due 8/01/28	244,217
200,000	Pennsylvania ST Txble-Ref-First-Refunding Series, 1.200%, due 8/01/26	193,132
		437,349
Washington - 0.16%
70,000	Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/01/25	77,102

Wisconsin - 0.43%
110,000	Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/26	110,221
100,000	Wisconsin Health Edl Facs Auth Senior Living Revenue Taxable-Covenant Cmntys, Inc. Proj Ser A-2, 4.100%, due 1/01/24	102,084
		212,305

TOTAL FOR MUNICIPAL BONDS (Cost $2,601,682) - 5.28%		2,587,953

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 11

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

REAL ESTATE INVESTMENT TRUST - 4.11%
19,900	Duke Realty Corp.	$ 1,054,700
5,100	Extra Space Storage, Inc.	959,565
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $897,545) - 4.11%		2,014,265

PREFERRED SECURITIES - 1.23%

Asset Management - 0.21%
4,000	B Riley Financial, Inc., 6.50%, due 09/30/26	101,240

Motor Vehicles & Passenger Car Bodies - 0.31%
6,000	Ford Motor Co., 6.000%, due 12/01/59	151,200

National Commercial Banks - 0.56%
150,000	BAC Capital Trust XIII Series F, 4.000% (3-month Libor + 0.40%) (b) **	131,665
150,000	PNC Capital Trust C, 0.74088%, due 6/01/28 (3-month Libor + 0.57%) FRN	144,893
		276,558
Telephone Communications (No Radio Telephone) - 0.15%
3,000	QWest Corp., 6.500%, due 9/01/56	72,900

TOTAL FOR PREFERRED SECURITIES (Cost $608,202) - 1.23%		601,898

STRUCTURED NOTES - 0.38% (c)

Security Brokers, Dealers & Flotation Companies - 0.38%
125,000	Goldman Sachs Group, Inc., 0.48025%, Capped at 10% ** (maturity date: 11/13/28)	106,563
95,000	Morgan Stanley Series MTN, 4.765%, due 8/30/28, Capped at 12% **	78,506
		185,069

TOTAL FOR STRUCTURED NOTES (Cost $208,623) - 0.38%		185,069

MONEY MARKET FUND - 2.48%
1,213,228	Federated Treasury Obligation Fund - Institutional Shares 0.01% ** (Cost $1,213,228) - 2.48%	1,213,228

TOTAL INVESTMENTS (Cost $33,831,578) - 99.71%		48,827,016

OTHER ASSETS LESS LIABILITIES, NET - 0.29%		140,556

NET ASSETS - 100.00%		$48,967,572

(a) Security converts to floating rate after the indicated fixed-rate coupon period.

(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(c) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2022.

ADR - American Depository Receipt

LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs. The use of LIBOR as a benchmark is in transition and will cease on June 30, 2023.

FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate. 3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

CORPORATE BONDS - 63.25% (c)

Accident & Health Insurance - 0.78%
75,000	Unum Group, 4.000%, due 3/15/24	$ 77,712

Agricultural Chemicals - 2.02%
200,000	Mosaic Co., 3.250%, due 11/15/22	202,506

Air Transportation, Scheduled - 2.00%
38,662	American Airlines 2013-2 Class A Pass Through Trust, 4.950%, due 1/15/23	38,751
150,000	Southwest Airlines Co., 5.250%, due 5/04/25	161,839
		200,590
Aircraft - 1.48%
150,000	Boeing Co., 2.600%, due 10/30/25	148,647

Beverages - 1.02%
100,000	Keurig Dr. Pepper, Inc., 3.130%, due 12/15/23	101,851

Crude Petroleum & Natural Gas - 0.45%
45,000	Murphy Oil Corp., 6.875%, due 8/15/24	45,506

Electric Services - 1.50%
50,000	Southern California Edison Co. Series E, 4.51557 (3-month US Libor + 4.199%), to 4/18/22 (b) **	48,707
100,000	Southern Co., 2.950%, due 7/01/23	101,263
		149,970
Electronic & Other Electrical Equipment (No Computer Equip) - 0.82%
100,000	General Electric Co. Series A, 4.000%, to 6/15/22 (a) (b)	81,750

Financial Services - 1.56%
150,000	General Motors Financial Company, Inc. Series C, 5.70%, to 9/30/30 (a) (b)	156,042

General Building Contractors - Residential Buildings - 1.61%
50,000	Lennar Corp., 4.875%, due 12/15/23	52,174
100,000	Lennar Corp., 4.750%, due 11/29/27	108,839
		161,013
Healthcare Providers & Services - 0.50%
50,000	CommonSpirit Health, 2.950%, due 11/01/22	50,544

Investment Advice - 2.07%
200,000	Affiliated Managers Group, Inc., 3.500%, due 8/01/25	207,075

National Commercial Banks - 15.44%
200,000	Banc of California, Inc., 5.250%, due 4/15/25	204,851
10,000	CenterState Bank Corp., 5.750%, to 6/01/25 (a)	10,880
100,000	Citigroup, Inc. Series B, 5.900%, to 2/15/23 (a) (b)	101,625
150,000	Huntington Bancshares, Inc. Series E, 5.700%, to 4/15/23 (a) (b)	147,450
150,000	Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	149,250
150,000	JPMorgan & Chase Co. Series B, 0.81657%, due 2/01/27 (3-month US Libor + .50%) FRN	145,697
150,000	JPMorgan & Chase Co. Series CC, 4.625, to 11/01/22 (a) (b)	143,220

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 13

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

National Commercial Banks – (Continued)
200,000	Mellon Capital IV Series 1, 4.00%, to 4/18/22 (3-month US Libor + 0.565%) (b) **	$ 177,586
100,000	Old National Bancorp, 4.125%, due 8/15/24	103,899
100,000	Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	98,500
75,000	Truist Financial Corp. Series Q, 5.100%, to 3/01/30 (a) (b)	77,813
200,000	US Bancorp, 3.700%, to 1/15/27 (a) (b)	186,000
		1,546,771
Natural Gas Distribution - 0.53%
50,000	National Fuel Gas Co., 5.200%, due 7/15/25	53,308

Other Real Estate Investment Trust - 1.00%
4,000	Ready Capital Corp., 5.750%, due 2/15/26	100,600

Personal Credit Institutions - 2.46%
100,000	Discover Financial Services Series D, 6.125%, to 6/23/25 (a) (b)	104,500
150,000	OneMain Finance Corp., 3.500%, due 1/15/27	141,900
		246,400
Pharmaceutical Preparations - 0.50%
50,000	AbbVie, Inc., 2.900%, due 11/06/22	50,495

Property & Casualty Insurance - 1.61%
150,000	Finial Holdings, Inc., 7.125%, due 10/15/23 (Switzerland)	161,588

Retail - Department Stores - 0.39%
35,000	Dillards, Inc., 7.750%, due 7/15/26	39,604

Retail - Drug Stores & Proprietary Stores - 3.92%
200,000	CVS Health Corp. Series 7YR, 3.500%, due 7/20/22	200,974
190,000	CVS Health Corp., 2.750%, due 12/01/22	191,396
		392,370
Rubber & Plastics Footwear - 1.51%
150,000	Nike, Inc., 2.250%, due 5/01/23	151,268

Security Brokers, Dealers & Flotation Companies - 2.58%
100,000	Capital Southwest Corp., 3.375%, due 10/01/26	100,145
150,000	The Charles Schwab Corp. Series G, 5.375%, to 6/01/25 (a) (b)	157,913
		258,058
Services - Business Services - 0.80%
80,000	EBay, Inc., 2.600%, due 7/15/22	80,190

Services - Equipment Rental & Leasing - 2.53%
100,000	Air Lease Corp., 3.625%, due 12/01/27	101,288
150,000	United Rentals, Inc., 3.875%, due 11/15/27	152,597
		253,885
Services - Personal Services - 2.26%
225,000	Block Financial LLC, 5.500%, due 11/01/22	226,628

Services - Prepackaged Software - 2.06%
50,000	NortonLifelock, Inc., 3.950%, due 6/15/22	49,625
150,000	VMWare, Inc. 3.900%, due 8/21/27	156,829
		206,454

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 14

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

State Commercial Banks - 6.86%
150,000	Ally Financial, Inc. Series B, 4.700%, to 5/15/26 (a) (b)	$ 143,081
150,000	Eagle Bancorp, Inc., 5.750%, due 9/01/24	159,053
150,000	Fifth Third Bancorp Series L, 4.500%, to 9/30/25 (a) (b)	150,375
100,000	Home Bancshares, Inc., 5.625%, to 4/15/22 (a) (maturity date: 4/15/27)	100,208
150,000	SVB Financial Group, 4.100%, to 2/15/31 (a) (b)	134,921
		687,638
Telephone Communications (No Radio Telephone) - 0.59%
50,000	Indiana Bell Tel Co., Inc., 7.300%, due 8/15/26	58,790

Television Broadcasting Stations - 0.58%
54,000	CBS Broadcasting, Inc., 7.125%, due 11/01/23	57,691

Wholesale - Groceries & Related Products - 1.82%
152,000	Sysco Corp., 6.500%, due 8/01/28	181,983

TOTAL FOR CORPORATE BONDS (Cost $6,453,414) - 63.25%		6,336,927

EXCHANGE TRADED FUND - 0.36%
1,000	iShares US Preferred Stock ETF	36,400
TOTAL FOR EXCHANGE TRADED FUND (Cost $37,982) - 0.36%		36,400

MUNICIPAL BONDS - 23.88% (c)

Arizona - 0.57%
40,000	City of Phoenix, AZ, 2.717%, due 7/01/22	40,270
15,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, due 7/01/26	16,491
		56,761
California - 1.58%
50,000	Sacramento, CA Pension Oblg. Series A, 6.420%, due 8/01/23	53,350
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, due 8/01/24	105,242
		158,592
Connecticut - 0.21%
20,000	Stratford CT Taxable, 5.750%, due 8/15/30	21,260

Florida - 1.50%
150,000	North Miami Beach, FL, Water Revenue Series B, 2.311%, due 8/01/27	150,209

Georgia - 0.54%
50,000	Georgia Local Government, 4.750%, due 6/01/28	54,575

Illinois - 1.01%
45,000	Eastern IL University Build America Bond, 5.900%, due 4/01/23	45,023
15,000	Rosemont, IL Ref Bds Series A, 5.375%, due 12/1/25	16,748
38,182	State of Illinois, 4.950%, due 6/01/23	39,207
		100,978
Indiana - 5.14%
140,000	Beech Grove, IN Sch Bldg. Corp., 2.850%, due 7/5/25	143,000
165,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 7/15/26	165,530
100,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	100,355

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 15

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

Indiana – (Continued)
40,000	Merrillville, IN, Multi Sch Bldg. Corp., Series B, 3.860%, due 7/15/23	$ 40,727
40,000	Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.280%, due 7/15/29	40,670
25,000	Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 2/01/26	25,021
		515,303
Maryland - 1.13%
100,000	Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25	113,456

Michigan - 2.05%
200,000	Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	205,042

Missouri - 0.20%
20,000	Kansas City, MO Taxable Gen Obl Series B, 5.050%, due 2/01/23	20,052

New York - 2.77%
150,000	City of New York, NY, 1.980%, due 8/01/23	151,072
125,000	Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 8/01/23	126,329
		277,401
Ohio - 3.10%
60,000	Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/01/25	67,283
100,000	Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/01/25	96,271
20,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/01/26	21,921
125,000	JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 1/01/28	124,691
		310,166
Oklahoma - 0.21%
20,000	Garfield County, OK, 6.000%, due 9/01/24	20,971

Oregon - 0.27%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.450%, due 6/30/24	27,119

Pennsylvania - 1.95%
200,000	East Norriton & Plymouth PA, Jt Swr Auth, 1.832%, due 8/01/28	195,374

Texas - 1.45%
20,000	Austin, TX Electric Utility System Revenue Taxable Series A, 2.524%, due 11/15/23	20,326
25,000	City of Irving, TX, 5.657%, due 8/15/23	25,534
50,000	North Texas Tollway Authority, 8.410%, due 2/01/30	63,643
35,000	Texas St. Taxable Refunding Public Finance Authority Series C, 2.531%, due 10/01/23	35,642
		145,145
Wisconsin - 0.20%
20,000	Public Finance Authority, WI, 5.750%, due 6/01/23	20,030

TOTAL FOR MUNICIPAL BONDS (Cost $2,413,115) - 23.88%		2,392,434

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

PREFERRED SECURITIES - 5.09%

Asset Management - 0.76%
3,000	B Riley Financial, Inc., 6.50%, due 09/30/26	$ 75,930

National Commercial Banks - 3.27%
100,000	BAC Capital Trust XIII Series F, 4.000% (3-month Libor + 0.40%) (b) **	87,777
100,000	Key Corp. Capital I, 0.95438%, due 7/01/28 (3-month US Libor + 0.74%) FRN	95,390
150,000	PNC Capital Trust C, 0.74088%, due 6/01/28 (3-month Libor + 0.57%) FRN	144,893
		328,060
State Commercial Banks - 1.06%
4,000	Medallion Bank Utah Series F, 8.000%, to 4/01/25 (a) (b)	106,000

TOTAL FOR PREFERRED SECURITIES (Cost $507,086) - 5.09%		509,990

STRUCTURED NOTES - 3.02% (c)

Security Brokers, Dealers & Flotation Companies - 3.02%
100,000	Goldman Sachs Group, Inc. Series MTN, 0.35805%, Capped at 10% (maturity date: 12/13/28) **	86,339
120,000	Goldman Sachs Group, Inc., 0.48025%, Capped at 10% (maturity date: 11/13/28) **	102,300
114,000	Morgan Stanley, Series MTN, 4.264%, due 8/19/28 Capped at 10%**	93,480
25,000	Morgan Stanley, Series MTN, 4.765%, due 8/30/28, Capped at 12% **	20,659
		302,778

TOTAL FOR STRUCTURED NOTES (Cost $347,438) - 3.02%		302,778

MONEY MARKET FUND - 3.50%
350,719	Federated Treasury Obligation Fund - Institutional Shares 0.01% ** (Cost $350,719) - 3.50%	350,719

TOTAL INVESTMENTS (Cost $10,109,754) - 99.10%		9,929,248

OTHER ASSETS LESS LIABILITIES, NET - 0.90%		90,391

NET ASSETS - 100.00%		$10,019,639

(a) Security converts to floating rate after the indicated fixed-rate coupon period.

(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(c) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

** Variable rate security; the coupon rate shown represents the yield at February 28, 2022.

FRN- Floating Rate Note is a debt instrument whose coupon rate is variable and is tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.

LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs. 3-month is the period where it is a fixed period of 3 months a lender will lend at that cost. The use of LIBOR as a benchmark is in transition and will cease on June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 17

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 95.98%

Air Courier Services - 1.78%
2,000	FedEx Corp.	$ 444,540

Aircraft Engines & Engine Parts - 1.43%
1,890	Honeywell International, Inc.	358,628

Beverages - 1.74%
7,000	Coca-Cola Co.	435,680

Electric Services - 3.21%
10,260	NextEra Energy, Inc.	803,050

Electronic Computers - 3.36%
5,100	Apple, Inc.	842,112

Fire, Marine & Casualty Insurance - 2.57%
2,000	Berkshire Hathaway, Inc. Class B *	642,900

Hospital & Medical Service Plans - 3.82%
8,200	Centene Corp. *	677,484
585	UnitedHealth Group, Inc.	278,384
		955,868
Industrial Inorganic Chemicals - 1.99%
1,700	Linde PLC. (United Kingdom)	498,508

Industrial Instruments for Measurement, Display & Control - 2.32%
3,850	MKS Instruments, Inc.	579,810

Measuring & Controlling Devices - 2.82%
1,300	Thermo Fisher Scientific, Inc.	707,200

National Commercial Banks - 3.99%
12,000	Bank of America Corp.	530,400
3,300	JPMorgan Chase & Co.	467,940
		998,340
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.12%
1,825	Intuitive Surgical, Inc. *	529,852

Personal Credit Institutions - 2.14%
4,350	Discover Financial Services	536,964

Petroleum Refining - 2.73%
8,710	Exxon Mobil Corp.	683,038

Pharmaceutical Preparations - 4.49%
830	Eli Lilly & Co.	207,459
3,065	Johnson & Johnson	504,407
5,400	Merck & Co., Inc.	413,532
		1,125,398

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

Railroads, Line-Haul Operating - 2.06%
2,100	Union Pacific Corp.	$ 516,495

Retail - Building Materials, Hardware, Garden Supply - 1.79%
2,200	Tractor Supply Co.	448,338

Retail - Catalog & Mail-Order Houses - 2.11%
172	Amazon.com, Inc. *	528,257

Retail - Drug Stores and Proprietary Stores - 4.28%
6,700	CVS Health Corp.	694,455
8,200	Walgreens Boots Alliance, Inc.	377,938
		1,072,393
Retail - Eating Places - 1.92%
316	Chipotle Mexican Grill, Inc. *	481,379

Retail - Lumber & Other Building Materials Dealers - 1.85%
1,470	Home Depot, Inc.	464,270

Retail - Retail Stores - 2.24%
1,500	Ulta Beauty, Inc. *	561,750

Rubber & Plastics Footwear - 1.50%
2,760	Nike, Inc. Class B	376,878

Semiconductors & Related Devices - 7.16%
3,964	Advanced Micro Devices, Inc. *	488,898
3,250	NVIDIA Corp.	792,513
3,700	Skyworks Solutions, Inc.	511,229
		1,792,640
Services - Business Services - 2.95%
2,550	PayPal Holdings, Inc. *	285,421
2,100	Visa, Inc. Class A	453,852
		739,273
Services - Computer Programming, Data Processing, Etc. - 5.57%
359	Alphabet, Inc. Class A *	969,709
2,013	Meta Platforms, Inc. Class A *	424,803
		1,394,512
Services - Equipment Rental & Leasing - 2.40%
1,870	United Rentals, Inc. *	601,429

Services - Medical Laboratories - 2.40%
2,220	Laboratory Corp. of America Holdings *	602,197

Services - Miscellaneous Amusement & Recreation - 1.32%
2,233	Walt Disney Co. *	331,511

Services - Miscellaneous Health & Allied Services - 2.09%
2,200	ICON PLC. (Ireland) *	523,622

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 19

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

Services - Offices & Clinics of Doctors of Medicine - 0.53%
1,750	Teladoc Health, Inc. *	$ 132,842

Services - Prepackaged Software - 7.69%
895	Adobe, Inc. *	418,574
3,400	Cloudflare, Inc. Class A *	395,828
2,430	Microsoft Corp.	726,060
1,825	Salesforce.com, Inc. *	384,217
		1,924,679
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.26%
3,625	Procter & Gamble Co.	565,101

Surgical & Medical Instruments & Apparatus - 2.00%
1,900	Stryker Corp.	500,365

Television Broadcasting Stations - 1.35%
13,700	Liberty Media Corp. - Liberty Braves Group Series C *	338,390

TOTAL FOR COMMON STOCKS (Cost $13,442,704) - 95.98%		24,038,209

REAL ESTATE INVESTMENT TRUST - 1.67%
1,840	American Tower Corp.	417,441
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $300,522) - 1.67%		417,441

MONEY MARKET FUND - 2.21%
554,453	Federated Treasury Obligation Fund - Institutional Shares 0.01% ** (Cost $554,453) - 2.21%	554,453

TOTAL INVESTMENTS (Cost $14,297,679) - 99.86%		25,010,103

OTHER ASSETS LESS LIABILITIES, NET - 0.14%		35,003

NET ASSETS - 100.00%		$25,045,106

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2022.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 20

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 85.34%

Beverages - 1.92%
2,900	PepsiCo, Inc.	$ 474,846

Bottled & Canned Soft Drinks & Carbonated Waters - 2.27%
10,200	Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	561,612

Canned, Frozen & Preservd Fruit, Veg & Food Specialties - 1.16%
7,300	Kraft Heinz Co.	286,306

Computer & Office Equipment - 4.20%
10,300	Cisco Systems, Inc.	574,431
3,800	International Business Machines Corp.	465,538
		1,039,969
Construction Machinery & Equip - 1.84%
2,425	Caterpillar, Inc.	454,882

Drawing & Insulating of Nonferrous Wire - 1.96%
12,000	Corning, Inc.	484,800

Electric & Other Services Combined - 5.98%
6,750	Consolidated Edison, Inc.	578,947
5,082	Duke Energy Corp.	510,284
9,200	Exelon Corp.	391,552
		1,480,783
Electric Services - 9.16%
6,450	American Electric Power Co., Inc.	584,693
3,067	Constellation Energy Corp.	141,005
4,800	Entergy Corp.	505,008
13,160	NRG Energy, Inc.	497,974
8,300	Southern Co.	537,591
		2,266,271
Finance Services - 2.32%
32,000	Hercules Capital, Inc.	575,040

Fire, Marine & Casualty Insurance - 1.41%
3,300	Progressive Corp.	349,569

Guided Missiles & Space Vehicles & Parts - 2.23%
1,275	Lockheed Martin Corp.	553,095

National Commercial Banks - 5.71%
3,650	JPMorgan Chase & Co.	517,570
37,000	Regions Financial Corp.	895,030
		1,412,600
Natural Gas Transmission - 2.21%
31,400	Kinder Morgan, Inc.	546,360

Petroleum Refining - 4.81%
15,000	BP PLC. ADR	438,150
5,230	Chevron Corp.	753,120
		1,191,270

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 21

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

Pharmaceutical Preparations - 15.15%
6,350	AbbVie, Inc.	$ 938,340
6,970	Bristol Myers Squibb Co.	478,630
2,500	Johnson & Johnson	411,425
7,490	Merck & Co., Inc.	573,584
8,300	Organon & Co.	309,839
14,900	Pfizer, Inc.	699,406
30,645	Viatris, Inc.	337,401
		3,748,625
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.50%
6,300	Dow, Inc.	371,448

Retail - Drug Stores and Proprietary Stores - 4.54%
6,400	CVS Health Corp.	663,360
10,000	Walgreens Boots Alliance, Inc.	460,900
		1,124,260
Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.74%
3,900	Garmin Ltd. (Switzerland)	430,716

Semiconductors & Related Devices - 3.89%
865	Broadcom, Inc.	508,136
2,670	Texas Instruments, Inc.	453,873
		962,009
Services - Personal Services - 2.21%
22,000	H&R Block, Inc.	545,820

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.70%
4,282	Procter & Gamble Co.	667,521

Surgical & Medical Instruments & Apparatus - 0.64%
1,062	3M Co.	157,866

Telephone Communications (No Radio Telephone) - 3.20%
7,400	BCE, Inc.	388,722
7,500	Verizon Communications, Inc.	402,525
		791,247
Trucking & Courier Services - 2.59%
3,050	United Parcel Service, Inc. Class B	641,781

TOTAL FOR COMMON STOCKS (Cost $16,159,425) - 85.34%		21,118,696

REAL ESTATE INVESTMENT TRUSTS - 10.92%
11,860	American Campus Communities, Inc.	638,186
2,700	Crown Castle International Corp.	449,793
3,400	Digital Realty Trust, Inc.	458,728
12,000	Iron Mountain, Inc.	590,160
7,320	W.P. Carey, Inc.	566,568
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,895,322) - 10.92%		2,703,435

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 22

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

MONEY MARKET FUND - 3.43%
848,643	Federated Treasury Obligation Fund - Institutional Shares 0.01% ** (Cost $848,643) - 3.43%	$ 848,643

TOTAL INVESTMENTS (Cost $18,903,390) - 99.69%		24,670,774

OTHER ASSETS LESS LIABILITIES, NET - 0.31%		77,482

NET ASSETS - 100.00%		$24,748,256

** Variable rate security; the coupon rate shown represents the yield at February 28, 2022.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 23

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 88.76%

Accident & Health Insurance - 2.61%
1,675	Aflac, Inc.	$ 102,326

Biological Products (No Diagnostic Substances) - 2.43%
421	Amgen, Inc.	95,348

Computer Communications Equipment - 2.04%
1,438	Cisco Systems, Inc.	80,197

Crude Petroleum & Natural Gas - 2.62%
4,400	Coterra Energy, Inc. Class A	102,652

Electric & Other Services Combined - 2.51%
1,690	Alliant Energy Corp.	98,696

Electric Services - 2.49%
1,250	NextEra Energy, Inc.	97,838

Fire, Marine & Casualty - 2.69%
995	Progressive Corp.	105,400

Guided Missiles & Space Vehicles & Parts - 3.03%
274	Lockheed Martin Corp.	118,861

Natural Gas Distribution - 2.52%
900	Atmos Energy Corp.	98,829

Natural Gas Transmission - 2.39%
5,390	Kinder Morgan, Inc.	93,786

Operative Builders - 2.16%
1,710	PulteGroup, Inc.	84,919

Ophthalmic Goods - 2.27%
218	Cooper Cos., Inc.	89,166

Petroleum Refining - 2.72%
1,370	Marathon Petroleum Corp.	106,682

Pharmaceutical Preparations - 2.36%
563	Johnson & Johnson	92,653

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 2.17%
612	Celanese Corp. Series A	85,239

Radio & Tv Broadcasting & Communications Equipment - 2.37%
540	Qualcomm, Inc.	92,875

Real Estate - 2.27%
920	CBRE Group, Inc. Class A *	89,102

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 24

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

Retail - Building Materials, Hardware, Garden Supply - 2.38%
459	Tractor Supply Co.	$ 93,540

Retail - Radio, TV & Consumer Electronics Stores - 2.54%
1,030	Best Buy Co., Inc.	99,539

Retail - Variety Stores - 4.72%
180	Costco Wholesale Corp.	93,465
460	Target Corp.	91,894
		185,359
Security Brokers, Dealers & Flotation Companies - 1.90%
100	BlackRock, Inc.	74,389

Semiconductors & Related Devices - 4.62%
1,995	Intel Corp.	95,162
625	Skyworks Solutions, Inc.	86,356
		181,518
Services - Advertising Agencies - 4.63%
2,450	Interpublic Group of Cos., Inc.	90,160
1,090	Omnicom Group, Inc.	91,440
		181,600
Services - Business Services - 2.42%
440	Visa, Inc. Class A	95,093

Services - Computer Programming, Data Processing, Etc. - 4.15%
37	Alphabet, Inc. Class A *	99,942
299	Meta Platforms, Inc. Class A *	63,098
		163,040
Services - Medical Laboratories - 2.41%
720	Quest Diagnostics, Inc.	94,514

Ship & Boat Building & Repairing - 2.71%
520	Huntington Ingalls Industries, Inc.	106,288

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 5.10%
768	Nucor Corp.	101,084
1,405	Steel Dynamics, Inc.	99,165
		200,249
Sugar & Confectionery Products - 2.60%
505	Hershey Co.	102,141

Surgical & Medical Instruments & Apparatus - 1.91%
505	3M Co.	75,068

Television Broadcasting Stations - 2.56%
2,400	Fox Corp. Class A *	100,392

Title Insurance - 2.46%
2,025	Fidelity National Financial, Inc.	96,471

TOTAL FOR COMMON STOCKS (Cost $3,322,113) - 88.76%		3,483,770

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 25

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

REAL ESTATE INVESTMENT TRUSTS - 7.18%
262	Public Storage	$ 93,015
1,435	Realty Income Corp.	94,839
3,365	VICI Properties, Inc.	94,086
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $272,687) - 7.18%		281,940

MONEY MARKET FUND - 4.00%
156,916	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class 1.00% ** (Cost $156,916) - 4.00%	156,916

TOTAL INVESTMENTS (Cost $3,751,716) - 99.94%		3,922,626

OTHER ASSETS LESS LIABILITIES, NET - 0.06%		2,430

NET ASSETS - 100.00%		$3,925,056

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2022.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 26

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 91.48%

Biological Products (No Diagnostic Substances) - 1.56%
365	Repligen Corp.	$ 71,795

Chemicals & Allied Products - 1.21%
401	Balchem Corp.	55,474

Computer Communications Equipment - 1.69%
1,395	Cisco Systems, Inc.	77,799

Crude Petroleum & Natural Gas - 6.62%
1,400	Matador Resources Co.	69,440
1,455	PDC Energy, Inc.	93,877
3,300	Range Resources Corp. *	75,735
13,000	Southwestern Energy Co. *	64,870
		303,922
Electromedical & Electrotherapeutic Apparatus - 0.83%
241	Masimo Corp. *	37,945

Electronic Computers - 2.34%
361	Apple, Inc.	59,608
369	Omnicell, Inc. *	47,704
		107,312
Fabricated Plate Work (Boiler Shops) - 1.31%
417	Chart Industries, Inc. *	60,215

Fabricated Rubber Products - 1.29%
250	Carlisle Cos., Inc.	59,350

Finance Services - 1.21%
400	Walker & Dunlop, Inc.	55,340

Fire, Marine & Casualty Insurance - 1.57%
224	Berkshire Hathaway, Inc. Class B *	72,005

General Industrial Machinery & Equipment - 1.48%
300	Nordson Corp.	67,947

Hospital & Medical Service Plans - 3.90%
224	Molina Healthcare, Inc. *	68,739
515	Trupanion, Inc. *	46,159
135	UnitedHealth Group, Inc.	64,242
		179,140
Industrial Instruments for Measurement, Display & Control - 1.28%
867	Cognex Corp.	58,575

Lumber & Wood Products (No Furniture) - 1.00%
500	Trex Co., Inc. *	45,920

Measuring & Controlling Devices - 2.39%
640	Onto Innovation, Inc. *	55,174
100	Thermo Fisher Scientific, Inc.	54,400
		109,574

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 27

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

Miscellaneous Fabricated Metal Products - 1.07%
340	Watts Water Technologies, Inc. Class A	$ 48,943

Motor Vehicles & Passenger Car Bodies - 1.04%
55	Tesla, Inc. *	47,874

Motors & Generators - 1.22%
350	Regal Rexnord Corp.	56,122

National Commercial Banks - 3.72%
2,013	Bank of America Corp.	88,975
577	JPMorgan Chase & Co.	81,819
		170,794
Natural Gas Transmission - 2.20%
1,545	Targa Resources Corp.	100,997

Operative Builders - 1.07%
500	Meritage Homes Corp. *	49,290

Paints, Varnishes, Lacquers, Enamels, & Allied Products - 2.26%
1,225	RPM International, Inc.	103,598

Pharmaceutical Preparations - 2.52%
389	Johnson & Johnson	64,018
1,100	Pfizer, Inc.	51,634
		115,652
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.43%
240	Rogers Corp. *	65,520

Pumps & Pumping Equipment - 1.33%
848	Graco, Inc.	61,132

Real Estate Agents & Managers (For Others) - 1.07%
200	Jones Lang LaSalle, Inc. *	49,244

Retail - Catalog & Mail-Order Houses - 1.34%
20	Amazon.com, Inc. *	61,425

Retail - Home Furniture, Furnishings & Equipment Stores - 1.18%
375	Williams-Sonoma, Inc.	54,322

Retail - Jewelry Stores - 1.08%
700	Signet Jewelers Ltd. (Bermuda)	49,350

Retail - Lumber & Other Building Materials Dealers - 2.48%
700	Builders FirstSource, Inc. *	52,094
195	Home Depot, Inc.	61,587
		113,681
Retail - Variety Stores - 1.07%
300	Five Below, Inc. *	49,083

Sawmills & Planting Mills, General - 1.36%
730	UFP Industries, Inc.	62,598

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 28

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

Semiconductors & Related Devices - 5.94%
100	Broadcom, Inc.	$ 58,744
575	Diodes, Inc. *	51,514
850	Maxlinear, Inc. *	52,148
220	NVIDIA Corp.	53,647
550	Wolfspeed, Inc. *	56,496
		272,549
Services - Business Services - 6.99%
150	Accenture Plc. Class A (Ireland)	47,403
400	ExlService Holdings, Inc. *	48,316
141	Fair Isaac Corp. *	66,438
205	MasterCard, Inc. Class A	73,968
392	Visa, Inc. Class A	84,719
		320,844
Services - Computer Programming, Data Processing, Etc. - 4.03%
25	Alphabet, Inc. Class A *	67,529
27	Alphabet, Inc. Class C *	72,841
212	Meta Platforms, Inc. Class A *	44,738
		185,108
Services - Help Supply Services - 1.16%
500	AMN Healthcare Services, Inc. *	53,070

Services - Management Consulting Services - 1.21%
588	Exponent, Inc.	55,719

Services - Miscellaneous Amusement & Recreation - 0.91%
280	Walt Disney Co. *	41,569

Services - Personal Services - 1.19%
900	Services Corp. International	54,765

Services - Prepackaged Software - 3.20%
76	Adobe, Inc. *	35,544
220	Microsoft Corp.	65,734
353	SPS Commerce, Inc. *	45,837
		147,115
Services - Skilled Nursing Care Facilities - 1.14%
621	Ensign Group, Inc.	52,189

Services - Video Tape Rental - 0.62%
72	Netflix, Inc. *	28,405

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.90%
266	Procter & Gamble Co.	41,467

Special Industry Machinery (No Metalworking Machinery) - 1.05%
427	John Bean Technologies Corp.	48,409

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.54%
1,000	Steel Dynamics, Inc.	70,580

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 29

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares/Principal		Value

Telephone & Telegraph Apparatus - 2.47%
850	Ciena Corp. *	$ 58,157
550	Fabrinet (Thailand) *	55,072
		113,229
Water Supply - 2.01%
1,959	Essential Utilities, Inc.	92,288

TOTAL FOR COMMON STOCKS (Cost $4,146,232) - 91.48%		4,199,244

REAL ESTATE INVESTMENT TRUST - 5.62%
900	Agree Realty Corp.	57,735
325	Camden Property Trust	53,661
425	Life Storage, Inc.	53,801
1,800	Medical Properties Trust, Inc.	36,612
800	Rexford Industrials Realty, Inc.	56,104
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $284,881) - 5.62%		257,913

MONEY MARKET FUND - 2.97%
136,423	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class 1.00% ** (Cost $136,423) - 2.97%	136,423

TOTAL INVESTMENTS (Cost $4,567,536) - 100.07%		4,593,580

LIABILITIES LESS OTHER ASSETS, NET - (0.07)%		(3,233)

NET ASSETS - 100.00%		$4,590,347

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2022.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 30

ARCHER FUNDS

STATEMENTS OF ASSETS & LIABILITIES

FEBRUARY 28, 2022 (UNAUDITED)

Assets:	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Investments in Securities, at Value (Cost $33,831,578, $10,109,754, $14,297,679, $18,903,390, $3,751,716, and $4,567,536, respectively)	$ 48,827,016	$ 9,929,248	$ 25,010,103	$ 24,670,774	$ 3,922,626	$ 4,593,580
Cash	2,500	-	-	-	-	-
Receivables:						
Shareholder Subscriptions	11,048	4,734	8,796	-	-	-
Due from Advisor	-	-	-	-	1,665	163
Interest	106,415	78,170	4	6	1	1
Dividend	62,979	-	33,745	84,555	10,170	2,592
Prepaid Expenses	14,871	15,534	16,688	12,440	1,521	3,002
Total Assets	49,024,829	10,027,686	25,069,336	24,767,775	3,935,983	4,599,338
Liabilities:						
Payables:						
Shareholder Redemptions	11,050	-	1,800	-	-	-
Due to Custodian	-	47	-	-	-	-
Due to Advisor	32,245	762	12,936	10,878	-	-
Due to Compliance Officer	356	222	-	-	-	-
Due to Trustees	1,652	348	895	779	122	163
Due to Transfer Agent	3,787	2,477	3,928	2,660	883	883
Accrued Expenses	8,167	4,191	4,671	5,202	9,922	7,945
Total Liabilities	57,257	8,047	24,230	19,519	10,927	8,991
Net Assets	$ 48,967,572	$ 10,019,639	$ 25,045,106	$ 24,748,256	$ 3,925,056	$ 4,590,347
Net Assets Consist of:						
Paid In Capital	$ 33,644,355	$ 10,600,200	$ 14,163,529	$ 21,081,147	$ 3,634,057	$ 4,312,227
Distributable Earnings (Deficit)	15,323,217	(580,561)	10,881,577	3,667,109	290,999	278,120
Net Assets (unlimited shares authorized; 3,088,149, 528,276 394,039, 1,010,167, 169,719, and 393,484 shares outstanding, respectively)	$ 48,967,572	$ 10,019,639	$ 25,045,106	$ 24,748,256	$ 3,925,056	$ 4,590,347
Net Asset Value and Offering Price Per Share	$ 15.86	$ 18.97	$ 63.56	$ 24.50	$ 23.13	$ 11.67
Redemption Price Per Share ($15.86 x 0.99), ($18.97 x 0.99), ($63.56 x 0.99), ($24.50 x 0.99), ($23.13 x 0.99), & ($11.67 x 0.99), respectively *	$ 15.70	$ 18.78	$ 62.92	$ 24.25	$ 22.90	$ 11.55

*The Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 31

ARCHER FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)

Investment Income:	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Dividends (net of foreign withholding taxes of $2,509, $0, $0, $1,707, $0, and $0, respectively)	$ 334,945	$ 11,855	$ 126,199	$ 405,195	$ 39,113	$ 15,061
Interest	185,346	163,133	8	23	6	8
Total Investment Income	520,291	174,988	126,207	405,218	39,119	15,069
Expenses:						
Advisory Fees (a)	124,429	26,481	66,795	59,412	9,299	11,956
Administrative (a)	123,481	26,481	66,628	59,412	15,083	15,083
Transfer Agent	25,550	15,352	20,314	15,282	6,133	6,133
Registration	11,358	11,110	10,467	11,463	14,480	5,882
Legal	18,183	2,778	8,573	5,223	181	181
Audit	4,959	4,959	4,959	4,959	4,959	4,958
Compliance Officer Fees	1,365	489	592	534	71	-
Custody	3,318	1,785	1,991	1,991	1,614	2,967
Trustee	3,697	772	1,991	1,735	273	379
Miscellaneous	3,221	2,950	1,044	1,044	949	983
Insurance	1,053	403	460	389	-	71
Printing and Mailing	2,704	760	1,610	1,530	181	181
Total Expenses	323,318	94,320	185,424	162,974	53,223	48,774
Fees Waived and/or Reimbursed by the Advisor (a)	(24,690)	(43,477)	(21,108)	(46,527)	(34,811)	(26,057)
Net Expenses	298,628	50,843	164,316	116,447	18,412	22,717
Net Investment Income (Loss)	221,663	124,145	(38,109)	288,771	20,707	(7,648)
Realized and Unrealized Gain (Loss) on Investments:						
Net Realized Gain on Investments	234,461	21,275	265,839	558,444	112,805	301,079
Net Change in Unrealized Appreciation (Depreciation) on Derivatives	(36,063)	(49,045)	-	-	-	-
Net Change in Unrealized Depreciation on Investments	(1,832,838)	(408,601)	(2,282,994)	(157,876)	(149,900)	(904,195)
Net Realized and Unrealized Gain (Loss) on Investments	(1,634,440)	(436,371)	(2,017,155)	400,568	(37,095)	(603,116)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (1,412,777)	$ (312,226)	$ (2,055,264)	$ 689,339	$ (16,388)	$ (610,764)

(a) See Note 5 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 32

ARCHER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 33

ARCHER INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 34

ARCHER STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 35

ARCHER DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 36

ARCHER FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 37

ARCHER MULTI CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 38

ARCHER BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 39

ARCHER INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

(Unaudited) Six Months Ended 2/28/2022		Years Ended 8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017
Net Asset Value, at Beginning of Period	$ 19.76		$ 19.51	$ 19.47	$ 18.89	$ 19.44	$ 19.71
Income (Loss) From Investment Operations:							
Net Investment Income *	0.23		0.51	0.51	0.53	0.53	0.56
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.79)		0.26	0.05	0.58	(0.54)	(0.26)
Total from Investment Operations	(0.56)		0.77	0.56	1.11	(0.01)	0.30
Distributions:							
Net Investment Income	(0.23)		(0.52)	(0.52)	(0.53)	(0.54)	(0.57)
Total from Distributions	(0.23)		(0.52)	(0.52)	(0.53)	(0.54)	(0.57)
Proceeds from Redemption Fees **	-		-	-	-	-	-
Net Asset Value, at End of Period	$ 18.97		$ 19.76	$ 19.51	$ 19.47	$ 18.89	$ 19.44
Total Return ***	(2.88)%	(b)	3.97%	2.93%	6.00%	(0.05)%	1.54%
Ratios/Supplemental Data:							
Net Assets at End of Period (Thousands)	$ 10,020		$ 11,309	$ 11,715	$ 11,933	$ 11,489	$ 12,343
Before Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	1.78%	(a)	1.73%	1.71%	1.68%	1.68%	1.65%
Ratio of Net Investment Income to Average Net Assets	1.52%	(a)	1.84%	1.91%	2.06%	2.06%	2.35%
After Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	0.96%	(a)	0.96%	0.96%	0.96%	0.96%	1.11%
Ratio of Net Investment Income to Average Net Assets	2.35%	(a)	2.61%	2.67%	2.79%	2.78%	2.89%
Portfolio Turnover	6.34%	(b)	29.76%	20.48%	11.64%	17.70%	21.32%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 40

ARCHER STOCK FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

(Unaudited) Six Months Ended 2/28/2022		Years Ended 8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017
Net Asset Value, at Beginning of Period	$ 71.62		$ 54.69	$ 45.90	$ 51.04	$ 42.87	$ 38.47
Income (Loss) From Investment Operations:							
Net Investment Income (Loss) *	(0.10)		(0.15)	0.10	0.17	(0.10)	(0.19)
Net Gain (Loss) on Securities (Realized and Unrealized)	(5.12)		17.09	11.03	(3.99)	8.27	4.59
Total from Investment Operations	(5.22)		16.94	11.13	(3.82)	8.17	4.40
Distributions:							
Net Investment Income	-		(0.01)	(0.15)	(0.13)	-	-
Realized Gains	(2.84)		-	(2.19)	(1.19)	-	-
Total from Distributions	(2.84)		(0.01)	(2.34)	(1.32)	-	-
Proceeds from Redemption Fees **	-		-	-	-	-	-
Net Asset Value, at End of Period	$ 63.56		$ 71.62	$ 54.69	$ 45.90	$ 51.04	$ 42.87
Total Return ***	(7.72)%	(b)	30.97%	24.99%	(7.14)%	19.06%	11.44%
Ratios/Supplemental Data:							
Net Assets at End of Period (Thousands)	$ 25,045		$ 27,990	$ 21,889	$ 17,650	$ 17,742	$ 14,342
Before Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	1.39%	(a)	1.38%	1.46%	1.74%	1.76%	1.85%
Ratio of Net Investment Loss to Average Net Assets	(0.44)%	(a)	(0.40)%	(0.02)%	(0.13)%	(0.70)%	(0.92)%
After Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	1.23%	(a)	1.23%	1.23%	1.23%	1.28%	1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.29)%	(a)	(0.24)%	0.22%	0.38%	(0.22)%	(0.48)%
Portfolio Turnover	3.62%	(b)	14.90%	22.05%	95.51%	31.43%	74.01%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 41

ARCHER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

(Unaudited) Six Months Ended 2/28/2022		Years Ended 8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017 +
Net Asset Value, at Beginning of Period	$ 24.02		$ 18.99	$ 21.36	$ 22.52	$ 20.21	$ 20.00
Income (Loss) From Investment Operations:							
Net Investment Income *	0.29		0.53	0.69	0.63	0.60	0.63
Net Gain (Loss) on Securities (Realized and Unrealized)	0.40		5.02	(2.35)	(1.16)	2.26	0.18
Total from Investment Operations	0.69		5.55	(1.66)	(0.53)	2.86	0.81
Distributions:							
Net Investment Income	(0.21)		(0.52)	(0.71)	(0.63)	(0.55)	(0.60)
Total from Distributions	(0.21)		(0.52)	(0.71)	(0.63)	(0.55)	(0.60)
Proceeds from Redemption Fees **	-		-	-	-	-	-
Net Asset Value, at End of Period	$ 24.50		$ 24.02	$ 18.99	$ 21.36	$ 22.52	$ 20.21
Total Return ***	2.91%	(b)	29.56%	(7.87)%	(2.30)%	14.29%	4.04%
Ratios/Supplemental Data:							
Net Assets at End of Period (Thousands)	$ 24,748		$ 23,596	$ 17,504	$ 17,809	$ 16,618	$ 12,842
Before Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	1.37%	(a)	1.44%	1.49%	1.72%	1.84%	1.98%
Ratio of Net Investment Income to Average Net Assets	2.05%	(a)	2.02%	2.90%	2.23%	1.94%	2.10%
After Waivers and Reimbursements							
Ratio of Expenses to Average Net Assets	0.98%	(a)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	2.43%	(a)	2.47%	3.40%	2.96%	2.78%	3.09%
Portfolio Turnover	5.26%	(b)	25.30%	37.00%	19.29%	33.03%	31.15%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the year September 1, 2016 (commencement of investment operations) through August 31, 2017.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 42

ARCHER FOCUS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

(Unaudited) Six Months Ended 2/28/2022		Year Ended 8/31/2021	Period Ended 8/31/2020 +	
Net Asset Value, at Beginning of Period	$ 25.41		$ 20.67	$ 20.00	
Income (Loss) From Investment Operations:					
Net Investment Income *	0.13		0.15	0.12	
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.15)		4.69	0.65	
Total from Investment Operations	(0.02)		4.84	0.77	
Distributions:					
Net Investment Income	(2.26)		(0.10)	(0.10)	
Total from Distributions	(2.26)		(0.10)	(0.10)	
Proceeds from Redemption Fees **	-		-	-	
Net Asset Value, at End of Period	$ 23.13		$ 25.41	$ 20.67	
Total Return ***	(0.36)%	(b)	23.46%	3.96%	(b)
Ratios/Supplemental Data:					
Net Assets at End of Period (Thousands)	$ 3,925		$ 3,691	$ 1,964	
Before Waivers and Reimbursements					
Ratio of Expenses to Average Net Assets	2.86%	(a)	3.28%	4.68%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.75)%	(a)	(1.51)%	(2.46)%	(a)
After Waivers and Reimbursements					
Ratio of Expenses to Average Net Assets	0.98%	(a)	1.12%	1.20%	(a)
Ratio of Net Investment Income to Average Net Assets	1.11%	(a)	0.64%	1.01%	(a)
Portfolio Turnover	4.09%	(b)	120.30%	56.25%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the period December 30, 2019 (commencement of investment operations) through August 31, 2020.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

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ARCHER MULTI CAP FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the period December 30, 2019 (commencement of investment operations) through August 31, 2020.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2022 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of six funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), the Archer Stock Fund (the “Stock Fund”), the Archer Dividend Growth Fund (the “Dividend Growth Fund”), each a diversified fund, and the Archer Focus Fund (the “Focus Fund), and the Archer Multi Cap Fund (the “Multi Cap Fund), each a non-diversified fund, (collectively referred to as the “Funds”).

The Balanced Fund commenced operations on September 27, 2005.  The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation. The investment objective of the Stock Fund is capital appreciation. The Archer Dividend Growth Fund commenced operations on September 1, 2016. The investment objective of the Dividend Growth Fund is to provide income and, as a secondary focus, long-term capital appreciation. The Focus Fund and Multi Cap Fund each commenced operations on December 30, 2019. The investment objective of the Focus Fund is long-term growth of capital. The investment objective of the Multi Cap Fund is long-term growth of capital. The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”).  See Note 5 for additional information regarding the Advisor.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2021) or expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended February 28, 2022, the Funds did not incur any interest or penalties.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the straight line method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Dividends and Distributions – The Funds typically will distribute substantially all of their net investment income in the form of dividends and capital gains to its shareholders. The Balanced Fund will distribute dividends quarterly and capital gains annually, and expects that distributions will consist primarily of ordinary income. The Income and Dividend Growth Fund will distribute dividends monthly and capital gains annually, and expect that distributions will consist primarily of ordinary income. The Stock Fund, Focus Fund, and Multi Cap Fund may distribute dividends quarterly and capital gains annually, and expect that distributions will consist primarily of ordinary income. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee.  The Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within 90

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

calendar days of purchase. For the six months ended February 28, 2022, the Balanced Fund, Income Fund, Stock Fund, Dividend Growth Fund, Focus Fund, and Multi Cap Fund collected $208, $64, $1,104, $411, $22, and $564 in redemption fees, respectively.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Structured Notes – The Balanced Fund and Income Fund invest in structured notes which are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. See Note 4 for additional information related to Structured Notes.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

NOTE 3.  SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, exchange traded fund/notes, real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities (corporate bonds, municipal bonds, preferred bonds and structured notes). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The following table summarizes the inputs used to value Balanced Fund’s assets measured at fair value as of February 28, 2022:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 31,666,385	$ -	$ -	$ 31,666,385
Corporate Bonds *	-	9,193,919	-	9,193,919
Exchange Traded Funds	1,364,299	-	-	1,364,299
Municipal Bonds	-	2,587,953	-	2,587,953
Real Estate Investment Trust	2,014,265	-	-	2,014,265
Preferred Securities	325,340	276,558	-	601,898
Structured Notes	-	185,069	-	185,069
Short-Term Investment	1,213,228	-	-	1,213,228
	$ 36,583,517	$12,243,499	$ -	$ 48,827,016

The following table summarizes the inputs used to value Income Fund’s assets measured at fair value as of February 28, 2022:

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Corporate Bonds *	$ -	$ 6,336,927	$ -	$ 6,336,927
Exchange Traded Funds	36,400	-	-	36,400
Municipal Bonds	-	2,392,434	-	2,392,434
Preferred Securities	181,930	328,060	-	509,990
Structured Notes	-	302,778	-	302,778
Short-Term Investment	350,719	-	-	350,719
	$ 569,049	$ 9,360,199	$ -	$ 9,929,248

The following table summarizes the inputs used to value Stock Fund’s assets measured at fair value as of February 28, 2022:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 24,038,209	$ -	$ -	$ 24,038,209
Real Estate Investment Trusts	417,441			417,441
Short-Term Investment	554,453	-	-	554,453
	$ 25,010,103	$ -	$ -	$ 25,010,103

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The following table summarizes the inputs used to value Dividend Growth Fund’s assets measured at fair value as of February 28, 2022:

DIVIDEND GROWTH FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 21,118,696	$ -	$ -	$ 21,118,696
Real Estate Investment Trusts	2,703,435	-	-	2,703,435
Short-Term Investment	848,643	-	-	848,643
	$ 24,670,774	$ -	$ -	$ 24,670,774

The following table summarizes the inputs used to value Focus Fund’s assets measured at fair value as of February 28, 2022:

FOCUS FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 3,483,770	$ -	$ -	$ 3,483,770
Real Estate Investment Trusts	281,940	-	-	281,940
Short-Term Investment	156,916	-	-	156,916
	$ 3,922,626	$ -	$ -	$ 3,922,626

The following table summarizes the inputs used to value Multi Cap Fund’s assets measured at fair value as of February 28, 2022:

MULTI CAP FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 4,199,244	$ -	$ -	$ 4,199,244
Real Estate Investment Trusts	257,913	-	-	257,913
Short-Term Investment	136,423	-	-	136,423
	$ 4,593,580	$ -	$ -	$ 4,593,580

*Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended February 28, 2022; therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is each Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may use certain options (both traded on an exchange and over-the-counter), futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

As of February 28, 2022, there were no options outstanding in any Fund. The Funds did not have any options transactions during the six months ended February 28, 2022.

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

Structured Notes

Balanced Fund

    $    185,069

Income Fund

    $    302,778

Unrealized gains and losses on derivatives during the six months ended February 28, 2022, for the Balanced and Income Funds, are included in the Statement of Operations, in the location, “Net Change in Unrealized Appreciation (Depreciation) on Derivatives” as follows:

               Balanced Fund

 $  (36,063)

               Income Fund

 $  (49,045)

There were no realized gains or losses on sales of Structured Notes, included in the Statement of Operations, in the location, “Net Realized Gain on Investments” for the six months ended February 28, 2022 for the Balanced and Income Funds, respectively.

NOTE 5.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of each Fund’s average daily net assets.  For the six months ended February 28, 2022, the Advisor accrued fees of $124,429 for the Balanced Fund, $26,481 for the Income Fund, $66,795 for the Stock Fund, $59,412 for the Dividend Growth Fund, $9,299 for the Focus Fund, and $11,956 for the Multi Cap Fund, before the waivers and reimbursements described below. At February 28, 2022, the Balanced Fund owed the Advisor $13,324, the Advisor waived all fees and owed the Income Fund $3,128 for reimbursement of expenses, the Stock Fund owed the Advisor $3,249, Dividend Growth Fund owed the Advisor $1,328, the Advisor waived all fees and owed the Focus Fund.

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

$3,998 for reimbursement of expenses, and the Advisor waived all fees and owed the Multi Cap Fund $2,496 for reimbursement of expenses, in advisory fees.

The Advisor also performs administrative duties for the Funds including all regulatory reporting and necessary office equipment, personnel and facilities, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. During the six months ended February 28, 2022, the Advisor earned administrative fees of $123,481 for the Balanced Fund, $26,481 for the Income Fund, $66,628 for the Stock Fund, $59,412 for the Dividend Growth Fund, $15,083 for the Focus Fund, and $15,083 for the Multi Cap Fund. At February 28, 2022, the Balanced Fund owed the Advisor $18,921, the Income Fund owed the Advisor $3,890, the Stock Fund owed the Advisor $9,687, the Dividend Growth Fund owed the Advisor $9,550, the Focus Fund owed the Advisor $2,333, and the Multi Cap Fund owed the Advisor $2,333 in administrative fees.

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 28, 2022, the Advisor waived fees of $24,690.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.20% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2024 totaled $239,823.

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2021 were as follows:

Subject to Repayment
Amount	by August 31,
$144,915	2022
$ 63,223	2023
$ 31,685	2024

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Archer Income Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 0.96% of the Income Fund’s average daily net assets. For the six months ended February 28, 2022, the Advisor waived fees of $26,481 and reimbursed the Income Fund $16,996 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.96% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2024 totaled $261,920.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2021 were as follows:

Subject to Repayment
Amount	by August 31,
$ 85,623	2022
$ 87,409	2023
$ 88,888	2024

Archer Stock Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests)  do not exceed 1.23% of the Stock Fund’s average daily net assets.  For the six months ended February 28, 2022, the Advisor waived fees of $21,108.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.23% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2024 totaled $169,238.

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2021 were as follows:

Subject to Repayment
Amount	by August 31,
$ 86,777	2022
$ 45,043	2023
$ 37,418	2024

Archer Dividend Growth Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Dividend Growth Fund invests) do not exceed 0.98% of the Dividend Growth Fund’s average daily net assets. For the six months ended February 28, 2022, the Advisor waived fees of $46,527.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2024 totaled $308,393.

The amounts subject to repayment by the Dividend Growth Fund, pursuant to the aforementioned conditions, at August 31, 2021 were as follows:

Subject to Repayment
Amount	by August 31,
$124,435	2022
$ 91,827	2023
$ 92,131	2024

Archer Focus Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Focus Fund invests) do not exceed 0.98% of the Focus Fund’s average daily net assets. For the six months ended February 28, 2022, the Advisor waived fees of $9,299 and reimbursed the Focus Fund $25,512 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2024 totaled $97,140.

The amounts subject to repayment by the Focus Fund, pursuant to the aforementioned conditions, at August 31, 2021 were as follows:

Subject to Repayment
Amount	by August 31,
$ 37,960	2023
$ 59,180	2024

Archer Multi Cap Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Multi Cap invests) do not exceed 0.95% of the Multi Cap Fund’s average daily net assets. For the six months ended February 28, 2022, the Advisor waived fees of $11,956 and reimbursed the Multi Cap Fund $14,101 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.95% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2024 totaled $85,446.

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The amounts subject to repayment by the Multi Cap Fund, pursuant to the aforementioned conditions, at August 31, 2021 were as follows:

Subject to Repayment
Amount	by August 31,
$ 34,482	2023
$ 50,964	2024

Related Party

Umberto Anastasi is an officer of the Trust, and therefore an interested person.  Mr. Anastasi is an employee of Mutual Shareholder Services, LLC (“MSS”). MSS is the transfer agent and fund accountant of the Funds. For the six months ended February 28, 2022, MSS earned fees of $88,764 from the Trust. The Focus Fund and Multi Cap Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million.

Brandon Pokersnik is the chief compliance officer of the Trust as of November 2017, and therefore an interested person. Mr. Pokersnik is an employee of MSS. For the six months ended February 28, 2022, Mr. Pokersnik earned fees of $3,051 from the Trust.

Troy Patton is an officer of the Trust and President of the Adviser, and therefore an interested person. There are certain shareholders of the Funds that also have a direct, regular discretionary investment accounts with the Adviser. As compensation for its management services for these particular shareholder accounts, the Adviser’s annual fee shall be 1% of the market value of the assets under management. These fees are in addition to the Management Fees earned by the Adviser as reported on the Statement of Operations of each Fund and are included in shareholder redemptions in each Fund’s Statement of Changes in Net Assets. For the six months ended February 28, 2022, the Advisor earned fees from these shareholder accounts in the amount of $2,945 from the Balanced Fund, the Advisor owed $12 to the Income Fund, the Advisor earned $1,372 from the Stock Fund, the Advisor earned $215 from the Dividend Growth Fund, and the Advisor earned $17 from the Focus Fund.

NOTE 6.  INVESTMENTS

Archer Balanced Fund

For the six months ended February 28, 2022, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $1,363,965 and $1,695,449, respectively.

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Archer Income Fund

For the six months ended February 28, 2022, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $650,416 and $1,819,055, respectively.

Archer Stock Fund

For the six months ended February 28, 2022, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $961,364 and $2,108,790, respectively.

Archer Dividend Growth Fund

For the six months ended February 28, 2022, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $1,952,990 and $1,212,220, respectively.

Archer Focus Fund

For the six months ended February 28, 2022, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $1,243,070 and $1,038,195, respectively.

Archer Multi Cap Fund

For the six months ended February 28, 2022, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $2,765,519 and $2,601,098, respectively.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 28, 2022, First Clearing, LLC., for the benefit of it’s customers owned, in aggregate, approximately 31% of the voting securities of the Balanced Fund, approximately 30% of the voting securities of the Income Fund, approximately 38% of the voting securities of the Stock Fund, and approximately 34% of the voting securities of the Dividend Growth Fund, and may be deemed to control each of the respective Funds. As of February 28, 2022, Wells Fargo Clearing Services, LLC., for the benefit of its customers owned, in aggregate, approximately 29% of the voting securities of the Income Fund, approximately 26% of the voting securities of the Stock Fund, approximately 36% of the Dividend Growth Fund, approximately 73% of the Focus Fund, and approximately 90% of the Multi Cap Fund. As of February 28, 2022, NFS, LLC., for the benefit of its customers owned, in aggregate, approximately 27% of the Dividend Growth Fund.

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

NOTE 8.  TAX MATTERS

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of August 31, 2021, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Unrealized Appreciation	$16,857,844	$ 277,140	$12,995,418	$ 5,925,260	$ 320,810	$ 928,204
Undistributed Ordinary Income	87,934	-	-	23,639	197,004	283
Deferral of Post-December Ordinary Losses	-	-	-	-	-	(13,539)
Undistributed long-term capital gains	471,211	-	1,063,473	-	125,534	53,774
Capital loss carryforward:
Short term (no expiration)	-	(197,933)	-	(1,261,259)	-	-
Long term (no expiration)	-	(224,335)	-	(1,495,516)	-	-
Total Distributable Earnings/(Deficit)	$17,416,989	$ (145,128)	$14,058,891	$ 3,192,124	$ 643,348	$ 968,722

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s carryforward losses, post-October losses and post December ordinary losses are determined only at the end of each fiscal year. The Income Fund utilized $6,639 of its long-term capital loss carryforward during the year ended August 31, 2021. The Multi Cap Fund chose to defer $13,539 in post December ordinary losses during the year ended August 31, 2021. The Stock Fund recorded a permanent book/tax difference of $58,577 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Income Fund and is designed generally to present undistributed income and net realized gain on a tax basis, which is considered to be more informative to shareholders.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years.  The Funds will not make distributions from capital gains while a capital loss remains.

As of August 31, 2021 for U.S. Federal income tax purposes, the cost of securities owned, unrealized appreciation (depreciation) of investments for the Funds was as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund

Gross unrealized appreciation on investment securities	$16,963,932	$ 335,383	$13,010,279	$ 6,143,100	$ 383,613	$ 1,047,220
Gross unrealized depreciation on investment securities	(106,088)	(58,243)	(14,861)	(217,840)	(62,803)	(119,016)
Net unrealized appreciation	$16,857,844	$ 277,140	$12,995,418	$ 5,925,260	$ 320,810	$ 928,204

Tax cost of investments (including short-term investments) *	$34,428,434	$10,918,367	$15,165,990	$17,783,324	$3,366,480	$ 4,104,902

* The difference between book and tax cost represents disallowed wash sales for tax purposes for the Balanced Fund and Multi Cap Fund.

Semi-Annual Report | 59

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The Funds paid the following distributions for the six months ended February 28, 2022 and year ended August 31, 2021, as applicable:

	Six Months Ended	$ Amount	Tax Character

Balanced Fund	2/28/2022	$ 209,697	Ordinary Income
Balanced Fund	2/28/2022	$ 471,298	Long Term Capital Gain

Income Fund	2/28/2022	$ 122,766	Ordinary Income

Stock Fund	2/28/2022	$ 1,063,473	Long Term Capital Gain

Dividend Growth Fund	2/28/2022	$ 214,354	Ordinary Income

Focus Fund	2/28/2022	$ 210,369	Ordinary Income
Focus Fund	2/28/2022	$ 125,592	Long Term Capital Gain

Multi Cap Fund	2/28/2022	$ 283	Ordinary Income
Multi Cap Fund	2/28/2022	$ 79,555	Long Term Capital Gain

	Year Ended	$ Amount	Tax Character

Balanced Fund	8/31/2021	$ 498,529	Ordinary Income

Income Fund	8/31/2021	$ 302,219	Ordinary Income

Stock Fund	8/31/2021	$ 2,136	Ordinary Income

Dividend Growth Fund	8/31/2021	$ 489,697	Ordinary Income

Focus Fund	8/31/2021	$ 13,484	Ordinary Income

Multi Cap Fund	8/31/2021	$ 5,143	Ordinary Income

NOTE 9.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

NOTE 10.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the

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ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

 An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 11.  SUBSEQUENT EVENTS

On March 30, 2022, the following Funds declared distributions form ordinary income to shareholders of record as of March 30, 2022:

Ordinary Income

    Per Share Amount

Balanced Fund

      $120,950

                $0.04

Income Fund

      $  24,811

$0.05

Dividend Growth Fund

      $  56,274

$0.06

Focus Fund

      $  12,752

$0.08

Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

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ARCHER FUNDS

EXPENSE ILLUSTRATION

FEBRUARY 28, 2022 (UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period – September 1, 2021 through February 28, 2022.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Archer Balanced Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$ 971.79	$5.87
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$ 971.22	$4.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.03	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Stock Fund
Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$ 922.77	$5.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Dividend Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$1,029.09	$4.93
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.93	$4.91

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | 63

ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Archer Focus Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$ 996.37	$4.85
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.93	$4.91

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Multi Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$ 878.46	$4.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.08	$4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | 64

ARCHER FUNDS

TRUSTEES AND OFFICERS

FEBRUARY 28, 2022 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David Miller (74) Independent Trustee, January 2010 to present	General Securities Corp. – President; 1982-Present
Donald G. Orzeske, J. D. (66) Independent Trustee, January 2010 to present	Goodin, Orzeske & Blackwell, P.C. - Attorney at Law – Shareholder - 2000-Present

*    The address for each trustee is: 11711 N. College Ave., Suite200, Carmel, IN 46032

** The Trust currently consists of 6 Funds.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Troy C. Patton (53) Trustee & President & Chief Executive Officer, December 2009 to present	Archer Investment Corporation, Inc. – President. July 2005 – Present Patton and Associates, LLC – Managing Partner. January 2005 – Present
Umberto Anastasi (47) Treasurer and Chief Financial Officer, September 2015 to present	Mutual Shareholders Services, LLC –Vice President. 1999 – present.
C. Richard Ropka, Esq. (58) Secretary, December 2009 to present	Attorney – Ropka Law, LLC May 1, 2008 – present
Brandon Pokersnik (43) 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Chief Compliance Officer, November 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008, Attorney, Mutual Shareholder Services, LLC, since June 2016, Owner/President, Empirical Administration, LLC, since September 2012
Mason Heyde (32) Assistant Compliance Officer, November 2017 to present	Archer Investment Corporation (2012 – present)

*    The address for each trustee and officer of the Trust is: 11711 N. College Ave., Suite200, Carmel, IN 46032

** The Trust currently consists of 6 Funds.

Semi-Annual Report | 65

ARCHER FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2022 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Fund’s Form N-PORT’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-238-7701.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-238-7701.

Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended February 28, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Semi-Annual Report | 66

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

11711 N. College Ave., Suite200

Carmel, IN 46032

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Ropka Law, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

 (a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date:  May 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date:  May 2, 2022

By /s/Bob Anastasi

   * Bob Anastasi

     Treasurer

Date:  May 2, 2022

* Print the name and title of each signing officer under his or her signature.